Investment Objectives and Goals - PUTNAM MINNESOTA TAX EXEMPT INCOME FUND II	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Putnam Minnesota Tax Exempt Income Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.